Deutsche Investment Management Americas, Inc.
One Beacon Street
Boston, MA  02108

February 6, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Central Europe and Russia Fund, Inc. (the “Fund”) (File No. 811-06041) Preliminary Proxy Statement on Schedule 14A under the Securities Exchange Act of 1934

Ladies and Gentlemen:

We are filing today through the EDGAR system a preliminary proxy statement on Schedule 14A pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 for the above-referenced Fund (the “Proxy Statement”).  The Proxy Statement is intended for use in the solicitation of stockholders of the Fund in connection with a special stockholder meeting of the Fund to be held on April 19, 2013 (the “Meeting”).

At the Meeting, stockholders will be asked to approve a change to the Fund’s investment objective and a change in the Fund’s corresponding fundamental investment policy.  The effect of the proposed changes will be to permit the Fund to increase its investments in issuers domiciled in Turkey.  The Fund expects to begin mailing the definitive proxy statement to stockholders on or about March 8, 2013.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum
Vice President and Counsel
Deutsche Investment Management Americas, Inc.